Earnings / (loss) per share calculation	9 Months Ended
Oct. 31, 2018
Earnings per share [abstract]
Earnings / (loss) per share calculation
Earnings / (loss) per share calculation

The calculation of earnings / (loss) per share is based on the following data:

	Three months ended October 31, 2018	Three months ended October 31, 2017	Nine months ended October 31, 2018	Nine months ended October 31, 2017
		(Adjusted*)		(Adjusted*)
	000s	000s	000s	000s
(Loss) / profit for the period	(£8,128)	(£865)	£12,686	(£8,907)

Weighted average number of ordinary shares for basic (loss) / earnings per share	82,144	65,994	80,282	63,270
Effect of dilutive potential ordinary shares (share options and warrants)	—	—	527	—
Weighted average number of ordinary shares for diluted earnings per share	82,144	65,994	80,809	63,270

Basic (loss) / earnings per ordinary share from operations £	(0.10)	(0.01)	0.16	(0.14)
Diluted earnings per ordinary share from operations £	(0.10)	(0.01)	0.16	(0.14)

Basic (loss) / earnings per ordinary share has been calculated by dividing the (loss) / profit for the three and nine months ended October 31, 2018 by the weighted average number of shares in issue during the three and nine months ended October 31, 2018. Diluted earnings per ordinary share has been calculated by adjusting the weighted average number of ordinary shares outstanding to assume conversion of all potentially dilutive ordinary shares. Potentially dilutive ordinary shares represents the number of shares that could have been acquired at fair value based on the monetary value of the subscription rights attached to share options in-the-money compared with the number of shares that would have been issued assuming the exercise of share options in-the-money.

3. Earnings / (loss) per share calculation (continued)
IAS 33 ‘Earnings per Share’ requires the presentation of diluted earnings per share where a company could be called upon to issue shares that would decrease net profit or loss per share. As the Group reported net losses for the three months ended October 31, 2018 and for the three and nine months ended October 31, 2017, the weighted average number of ordinary shares outstanding used to calculate the diluted (loss) / earnings per ordinary share is the same as that used to calculate the basic (loss) / earnings per ordinary share, as the exercise of share options would have the effect of reducing loss per ordinary share which is not dilutive.